Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended							0 Months Ended			0 Months Ended								0 Months Ended				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Horizon Discovery Group [Member] Original Lease Payment Due through January 2017 [Member]	May 16, 2014 Subsequent Event [Member] Lawsuits	May 02, 2014 Subsequent Event [Member] Lawsuits	Apr. 15, 2014 Subsequent Event [Member] Amended and Restated 2004 Incentive Plan [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Directors	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Minimum [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Condition One [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Condition Two [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Condition Two [Member] Minimum [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Condition Two [Member] Maximum [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Condition Three [Member]	Apr. 15, 2014 Subsequent Event [Member] Zalicus [Member] Condition Three [Member] Maximum [Member]	Apr. 15, 2014 Subsequent Event [Member] Epirus [Member] Directors	Apr. 15, 2014 Subsequent Event [Member] Epirus [Member] Condition One [Member]	Apr. 15, 2014 Subsequent Event [Member] Epirus [Member] Condition Two [Member]	Apr. 15, 2014 Subsequent Event [Member] Epirus [Member] Condition Three [Member]	Jun. 02, 2014 Subsequent Event [Member] Horizon Discovery Group [Member]	Jun. 02, 2014 Subsequent Event [Member] Horizon Discovery Group [Member] Through May 2016 [Member]	Jun. 02, 2014 Subsequent Event [Member] Horizon Discovery Group [Member] From June 2016 Through January 2017 [Member]
Subsequent Event [Line Items]
Agreement and Plan of Merger and Reorganization date	Apr. 15, 2014
Percentage of stockholders equity													19.00%	17.00%			14.00%			81.00%	83.00%	86.00%
Excess of net cash	$ 11,044	$ 17,958	$ 3,221	$ 4,531	$ 2,750	$ 2,820							$ 12,000		$ 9,000	$ 12,000		$ 9,000
Merger agreement termination fee											1,100								2,500
Number of directors											1								5
Number of director designated by Epirus																			2
Number of authorized common stock	200,000,000	200,000,000		200,000,000							200,000,000								300,000,000
Number of shares available for issuance										3,000,000
Cash												3,000
Number of putative class action lawsuits filed								3	3
Cash received from sale of business																							8,544
Cash received from sale of business, closing adjustment																							544
Monthly Sublet receivable																								92	134
Monthly Sublet payment		$ 3,791					$ 134